COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	67,589	6,000	300
Value of shares to be issued	$ 595,981	$ 42,000	$ 1,500
Stock to be Issued for Cash at $5.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued		3,600	300
Value of shares to be issued		$ 18,000	$ 1,500
Stock to be Issued for Cash at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	0	2,400	0
Value of shares to be issued	$ 0	$ 24,000	$ 0
Common Stock To Be Issued [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	67,589	6,000	300
Value of shares to be issued	$ 595,978	$ 42,000	$ 1,500